Supplement (Vanguard Short-Term Inflation-Protected Securities)	0 Months Ended
Oct. 10, 2012
Institutional
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Short-Term Inflation-Protected Securities Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares Dated October 10, 2012

Effective immediately, Vanguard Short-Term Inflation-Protected Securities Index Fund's 0.25% purchase fee is eliminated.

Prospectus and Summary Prospectus Text Changes

The 'Fees and Expenses' section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.04%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses 0.07%

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$7 $23 $40 $90

All other references to the Fund's 0.25% purchase fee are removed.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 1867 052013

Participant
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Short-Term Inflation-Protected Securities Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares for Participants Dated October 10, 2012

Effective immediately, Vanguard Short-Term Inflation-Protected Securities Index Fund's 0.25% purchase fee is eliminated.

Prospectus and Summary Prospectus Text Changes

The 'Fees and Expenses' section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.17%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses 0.20%

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$20 $64 $113 $255

All other references to the Fund's 0.25% purchase fee are removed.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 1967 052013

Participant:
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Short-Term Inflation-Protected Securities Index Fund

Supplement to the Prospectus and Summary Prospectus for Admiral(tm) Shares for Participants Dated October 10, 2012

Effective immediately, Vanguard Short-Term Inflation-Protected Securities Index Fund's 0.25% purchase fee is eliminated.

Prospectus and Summary Prospectus Text Changes

The 'Fees and Expenses' section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.08%

12b-1 Distribution Fee None

Other Expenses 0.02%

Total Annual Fund Operating Expenses 0.10%

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$10 $32 $56 $128

All other references to the Fund's 0.25% purchase fee are removed.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 567 052013

Retail
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Short-Term Inflation-Protected Securities Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares & Admiral(tm) Shares Dated October 10, 2012

Effective immediately, Vanguard Short-Term Inflation-Protected Securities Index Fund's 0.25% purchase fee is eliminated.

Prospectus and Summary Prospectus Text Changes

The 'Fees and Expenses' section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares Admiral Shares

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Account Service Fee (for fund account balances below $10,000) $20/year $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares Admiral Shares

Management Expenses 0.17% 0.08%

12b-1 Distribution Fee None None

Other Expenses 0.03% 0.02%

Total Annual Fund Operating Expenses 0.20% 0.10%

In the same section, under 'Examples,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares

$20 $64 $113 $255

Admiral Shares

$10 $32 $56 $128

All other references to the Fund's 0.25% purchase fee are removed.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 1967 052013

Institutional
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Inflation-Protected Securities Index Fund Institutional) Vanguard Short-Term Inflation-Protected Securities	Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Inflation-Protected Securities Index Fund Institutional) Vanguard Short-Term Inflation-Protected Securities	Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.07%

Expense Example, No Redemption (Vanguard Short-Term Inflation-Protected Securities Index Fund Institutional) Vanguard Short-Term Inflation-Protected Securities (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares	7	23	40	90

Participant
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Inflation-Protected Securities Index Fund Participant) Vanguard Short-Term Inflation-Protected Securities	Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Inflation-Protected Securities Index Fund Participant) Vanguard Short-Term Inflation-Protected Securities	Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.20%

Expense Example, No Redemption (Vanguard Short-Term Inflation-Protected Securities Index Fund Participant) Vanguard Short-Term Inflation-Protected Securities (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares	20	64	113	255

Participant:
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Inflation-Protected Securities Index Fund Participant:) Vanguard Short-Term Inflation-Protected Securities	Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Inflation-Protected Securities Index Fund Participant:) Vanguard Short-Term Inflation-Protected Securities	Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.10%

Expense Example, No Redemption (Vanguard Short-Term Inflation-Protected Securities Index Fund Participant:) Vanguard Short-Term Inflation-Protected Securities (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares	10	32	56	128

Retail
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Inflation-Protected Securities Index Fund Retail) Vanguard Short-Term Inflation-Protected Securities (USD $)	Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares	Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Inflation-Protected Securities Index Fund Retail) Vanguard Short-Term Inflation-Protected Securities	Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares	Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares
Management Expenses	0.08%	0.17%
12b-1 Distribution Fee	none	none
Other Expenses	0.02%	0.03%
Total Annual Fund Operating Expenses	0.10%	0.20%

Expense Example, No Redemption (Vanguard Short-Term Inflation-Protected Securities Index Fund Retail) Vanguard Short-Term Inflation-Protected Securities (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares	10	32	56	128
Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares	20	64	113	255

Shareholder Fees (Vanguard Short-Term Inflation-Protected Securities, USD $)	0 Months Ended
Oct. 10, 2012
Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	none
Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20

Annual Fund Operating Expenses (Vanguard Short-Term Inflation-Protected Securities)	0 Months Ended
Oct. 10, 2012
Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.10%
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.07%
Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.20%

Expense Example, No Redemption (Vanguard Short-Term Inflation-Protected Securities, USD $)	0 Months Ended
Oct. 10, 2012
Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	$ 10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	7
3 YEAR	23
5 YEAR	40
10 YEAR	90
Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	$ 255

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 10, 2012
Registrant Name	dei_EntityRegistrantName	Vanguard Malvern Funds
Central Index Key	dei_EntityCentralIndexKey	0000836906
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2013
Vanguard Short-Term Inflation-Protected Securities | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 10, 2012
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Vanguard Short-Term Inflation-Protected Securities | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 10, 2012
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Vanguard Short-Term Inflation-Protected Securities | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 10, 2012
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Vanguard Short-Term Inflation-Protected Securities | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 10, 2012
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Expenses	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.07%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	7
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	23
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	40
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	90
Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255